2. Management statement and basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2020
Management Statement And Basis Of Preparation Of Consolidated Financial Statements
Reconciliation of the Company and TIM S.A shareholders' equity

The impact of the reverse merger of TIM Participações by TIM S.A. was limited to reclassifications among certain accounts within the current year statement of changes in shareholders’ equity as follows:

Equity accounts	The Company’s equity reserves	Impact on TIM S.A. statement of changes in equity	TIM Participações
Capital Stock	13,477,891	3,611,593	9,866,298
Capital reserve	397,183	(20,892)	418,075
Legal reserve	1,036,194	(57,603)	1,093,797
Tax benefit reserve	1,781,560	-	1,781,560
Reserve for expansion	6,499,602	(3,535,824)	10,035,426
Treasury shares	(4,837)	5,456	(10,293)
Accumulated other comprehensive income	(4,848)	(2,730)	(2,118)
Total	23,182,745	-	23,182,745